Stock Option Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The options expire 10 years from the date of the grant.
Allocated Share-based Compensation Expense (in Dollars)	$ 95,000	$ 111,000	$ 117,000
Non-Employee Directors Stock Option Plan [Member]
Stock Option Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description	Units authorized for issuance is equal to 45,000 plus 1.8% of the number of Units sold in excess of the minimum offering of 4,761,905 Units. This plan currently relates to the initial public offering of 91,125,541 Units.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,599,545
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	72,672	73,204	74,224
Options, Exercise Price (in Dollars per share)	$ 11	$ 11	$ 11
Incentive Stock Option Plan [Member]
Stock Option Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description	Units authorized for issuance is equal to 35,000 plus 4.625% of the number of Units sold in the initial offering in excess of 4,761,905. This plan also currently relates to the initial public offering of 91,125,541 Units.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,029,318
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0	0	0